Amounts receivable - Aging of trade receivables not impaired (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of provision matrix [line items]
Trade receivables	$ 173,347	$ 153,461
Less than 60 days
Disclosure of provision matrix [line items]
Trade receivables	149,837	131,683
Between 60 and 90 days
Disclosure of provision matrix [line items]
Trade receivables	7,016	5,863
Over 90 days
Disclosure of provision matrix [line items]
Trade receivables	$ 16,494	$ 15,915